May 2, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

ATTN:   Office of Filings, Information and Consumer Services

RE:  	Smith Barney Appreciation Fund Inc. (the "Fund")
     	File No. 2-34576 and 811-1940

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 42 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 25, 1997 and went effective April 29, 1997.

Any comments on this filing  should be directed  to me of Smith
Barney Mutual Funds Management Inc. at (212) 816-3579.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/David Barnett

David Barnett
Vice President and
Assistant General Counsel